Cover	Jan. 29, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2024
Entity File Number	001-40677
Entity Registrant Name	Alpha Partners Technology Merger Corp.
Entity Central Index Key	0001845550
Entity Tax Identification Number	98-1581691
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2021 Fillmore St. #2089
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94115
City Area Code	415
Local Phone Number	683-6773
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares included as part of the Units, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares included as part of the Units, par value $0.0001 per share
Trading Symbol	APTM
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	APTMW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant to acquire one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant to acquire one Class A ordinary share
Trading Symbol	APTMU
Security Exchange Name	NASDAQ